[Arch Capital Services Inc. Letterhead]

March 23, 2010

U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:    Arch Capital Group Ltd. (File No. 0-26456)
          Definitive Proxy Materials

Ladies and Gentlemen:

        On behalf of Arch Capital Group Ltd. (the "Company"), the following materials are being filed in electronic format by direct transmission through the Electronic Data Gathering Analysis and Retrieval System of the Securities and Exchange Commission ("Commission") under the Securities Exchange Act of 1934, as amended, and the rules of The NASDAQ Stock Market LLC: (i) definitive Proxy Statement of the Company, (ii) related Notice of Meeting and (iii) form of Proxy (collectively, the "Proxy Materials").

        Under separate cover, seven copies of the Company's 2009 Annual Report to Shareholders (the "ARS") will be submitted to the Commission solely for its information.

        The Proxy Materials relate to the Annual Meeting of Shareholders of the Company, which is scheduled to be held on May 5, 2010. The Company intends to distribute the Proxy Materials and the ARS to its shareholders on or about March 25, 2010.

        If you have any questions or comments regarding the foregoing, please call the undersigned at (914) 872-3600.

Sincerely,
/s/ LOUIS T. PETRILLO Louis T. Petrillo President and General Counsel